Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Product sale trade receivables	$ 110.9		$ 240.6
Other trade receivables	16.7		32.8
Deposits	5.1		0.5
Value added tax	57.7		69.3
Interest receivable			0.4
Payroll debtors	3.7		11.3
Prepayments	68.2	[1]	138.9	[1]
Other	10.3		28.9
Receivables	$ 272.6		$ 522.7

[1]	In 2012, prepayments included $7.0 milllion for the Bezant's Mankayan Project.